Taxation - Income before Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income/(Loss) from Domestic and Foreign Components Before Income Tax Expenses [Abstract]
Mainland China	¥ 1,604,428	$ 219,806	¥ 1,813,055	¥ 1,724,835
Non-mainland China	81,880	11,217	184,509	38,011
Income before income taxes	¥ 1,686,308	$ 231,023	¥ 1,997,564	¥ 1,762,846